MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
PORTFOLIO HIGHLIGHTS
DECEMBER 31, 1996 (UNAUDITED)

TOP FIVE COUNTRIES (AS A PERCENTAGE OF TOTAL NET ASSETS):
---------------------------------------------------------
    Brazil.........................................15.2 %
    Malaysia.......................................14.2
    China/Hong Kong................................ 8.9
    South Africa................................... 6.3
    Thailand....................................... 5.2
---------------------------------------------------------

TOP TEN HOLDINGS (AS A PERCENTAGE OF TOTAL NET ASSETS):
---------------------------------------------------------
    Arab Malaysian Corporation..................... 2.2 %
    IJM Corporation Berhad......................... 2.1
    Electrobras, "B"............................... 2.1
    Banco Bradesco................................. 2.0
    Petroleo Brasileiro............................ 1.9
    Sonae InvestImentos............................ 1.9
    IOI Corporation Oxygen, Inc.................... 1.9
    Bangkok Bank Public Company, Ltd., Series 2.... 1.9
    Compania de Telefonos de Chile, ADR............ 1.7
    Telebras, ADR.................................. 1.7
---------------------------------------------------------

MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
PORTFOLIO INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED)

COMMON STOCKS--79.2%
     SHARES                                                                  VALUE (NOTE 1)
             ARGENTINA--3.4%
   657,000   Astra Cia Argentina de Petroleo (Oil)                               $1,255,102
    70,155   Banco Frances del Rio de La Plata, ADR (Banks)                       1,929,263
   717,500   Cresud S.A.+ (Real Estate)                                           1,270,210
   252,382   Inversiones y Representaciones (Real Estate)                           810,296
     3,954   Inversiones y Representaciones, GDR (Real Estate)                      126,034
   532,500   Siderar S.A. (Steel)                                                 1,533,884
    93,500   Telefonica de Argentina, Sponsored ADR (Telephone/Networks)          2,419,313
                                                                                  ---------
                                                                                  9,344,102
                                                                                  ---------
             BANGLADESH--0.2%
    17,400   Apex Tannery (Apparel and Textiles)                                    479,256
                                                                                  ---------
             BRAZIL--1.7%
     1,200   Electrobras, GDS*** (Electric Utilities)                               111,978
    32,100   Multicanal, ADR+ (Cable Television)                                    411,281
    13,270   Telebras, ADR (Telephone/Networks)                                   1,015,155
42,350,000   Telec Brasileiras-Telebras ON (Telephone/Networks)                   3,036,354
   143,153   Telec de Minas Gerais S.A. (Telephone/Regional-Local)                   17,908
   170,996   Telec de Sao Paulo S.A. (Telephone/Regional-Local)                      36,962
                                                                                  ---------
                                                                                  4,629,638
                                                                                  ---------
             CHILE--1.9%
    45,400   Compania de Telefonos de Chile, ADR (Telecommunications/Wireless)    4,591,075
    10,834   Sociedad Quimica y Minera de Chile (Chemicals)                         586,390
                                                                                  ---------
                                                                                  5,177,465
                                                                                  ---------
             CHINA/HONG KONG--8.9%
   253,000   Cheung Kong Holdings (Real Estate)                                   2,248,853
   264,000   China Light and Power Company (Electric Utilities)                   1,174,168
   378,000   China Resources Enterprises Ltd. (Holding)                             850,372
 1,114,000   Concord Land Development Company Ltd.+ (Real Estate)                   482,500
   336,000   Guoco Group, Ltd., ORD (Diversified Financial Services) 1,881,027
    89,000   Henderson Land Development Company (Real Estate)                       897,537
   109,400   HSBC Holdings (Banks)                                                2,340,901
   440,000   Hutchison Whampoa Ltd. (Conglomerates)                               3,455,944
   550,000   New World Development Company Ltd. (Holding)                         3,715,496
   200,000   Shanghai Industrial Holdings Ltd.+ (Conglomerates)                     729,200
 1,164,100   Shangri-La Asia (Lodging)                                            1,723,310
   180,000   Sun Hung Kai Properties Ltd. (Real Estate)                           2,205,055
   120,000   Swire Pacific Company Ltd., Class A (Holding)                        1,144,224
   474,000   Wheelock and Company, Ltd. (Holding)                                 1,351,309
                                                                                 ----------
                                                                                 24,199,896
                                                                                 ----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MOMTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
PORTFOLIO INVESTMENTS (CONTINUED)
DECEMBER 31, 1996 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
   SHARES                                                                                VALUE (NOTE 1)
            CZECH REPUBLIC--3.0%
    6,097   Cokoladovny (Food and Beverage)                                                  $  776,752
   37,100   Komercni Banka, GDR (Banks)                                                       1,017,468
   93,900   Komercni Banka I.F. (Mutual Funds)                                                2,375,292
   60,633   PIF (Mutual Funds)                                                                  771,344
    7,239   SPT Telecom A.S.+ (Telephone/Networks)                                              901,215
  125,000   The Czech Value Fund+ (Mutual Funds)                                              1,062,500
  183,126   Vseobecny I.F. (Mutual Funds)                                                       536,087
  112,165   Vynosovy I.F. (Mutual Funds)                                                        701,083
                                                                                             ----------
                                                                                              8,141,741
                                                                                             ----------
            EGYPT--0.5%
   47,800   Amreya Cement (Cement)                                                              901,648
   26,200   Tora Cement+ (Cement)                                                               528,957
                                                                                             ----------
                                                                                              1,430,605
                                                                                             ----------
            GREECE--0.1%
   87,770   Aegek (Heavy Construction)                                                          323,743
                                                                                             ----------

            HUNGARY--0.2%
   26,500   Borsodchem, GDR*** (Chemicals)                                                      666,475
                                                                                             ----------

            INDIA--3.3%
   38,550   Bajaj Auto, Ltd. (Auto/Auto Parts)                                                  918,587
  225,250   Carrier Aircon, Ltd.** (Home Appliance) 1,118,396
  262,000   Floatglass+** (Chemicals)                                                           145,434
   49,200   Gujarat Ambuja Cement Ltd., GDR*** (Cement)                                         423,120
  226,200   HDFC Bank, Ltd.** (Banks)                                                           253,962
   14,575   Housing Development and Finance Corporation** (Banks)                               915,460
   35,800   Indian Hotels Company, Ltd.** (Lodging) 707,512
   13,600   Indian Hotels, GDS*** (Lodging) 344,216
   23,100   Indian Hotels, GDS (Euro) (Lodging)                                                 584,661
   46,000   Indian Petrochemicals Corporation Ltd. (Chemicals)                                  531,300
    1,441   Industrial Credit and Investment Corporation** (Banks)                                2,361
      800   Madras Cement Ltd. (Cement)                                                         178,522
  398,400   Mahanagar Telephone Nigam, Ltd.** (Electric Utilities)                            2,633,774
    4,250   State Bank of India** (Banks)                                                        26,852
    7,001   Tata Engineering and Locomotive Company, Ltd.** (Auto/Auto Parts)                    65,811
   23,500   Tata Engineering and Locomotive Company, Ltd., GDR*** (Auto/Auto Parts)             249,453
                                                                                             ----------
                                                                                              9,099,421
                                                                                             ----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
PORTFOLIO INVESTMENTS (CONTINUED)
DECEMBER 31, 1996 (UNAUDITED)

COMMON STOCKS--(CONTINUED)
        SHARES                                                                       VALUE (NOTE 1)
             INDONESIA--3.2%
   498,000   Aneka Kimia Raya (F) (Chemicals)                                            $  295,174
   845,000   Bimantara (F) (Conglomerates)                                                1,126,905
   234,000   Ciputra Development (Auto/Auto Parts)                                          242,718
   306,000   Hanjaya Mandala Sampoerna (F)** (Tobacco)                                    1,632,345
       480   Indorama (F)** (Apparel and Textiles)                                              467
   217,000   Lippo Bank (F)** (Banks)                                                       211,304
   145,500   London Sumatra Indonesia+ (Agricultural Commodities)                           380,382
   820,000   Matahari Putra Prima (F) (Retail Trade) 954,699
 1,071,500   Mulia Industrindo (F) (Building Materials)                                   1,111,420
   255,500   Semen Gresik (F) (Building Materials)                                          822,100
    42,000   Tambang Timah (F) (Metals and Mining)                                           76,461
    19,100   Tambang Timah, GDR*** (Metals and Mining)                                      343,323
    41,700   Telekomunikas Indonesia, ADR (Telephone/Regional-Local)                      1,438,650
                                                                                         ----------
                                                                                          8,635,948
                                                                                         ----------
             ISRAEL--1.0%
    12,200   Koor Industries, ADR (Holding)                                                 207,400
    71,093   Osem Investment, Ltd. (Food and Beverage)                                      401,478
     9,450   Supersol Ltd. (Food and Beverage)                                              232,001
     3,880   Teva Pharmaceuticals (Pharmacy/Drugs)                                        1,943,503
                                                                                         ----------
                                                                                          2,784,382
                                                                                         ----------
             KOREA--3.5%
    85,200   Korea Electric Power Corporation (Electric Utilities)                        2,480,379
     1,971   Korea Mobile Telecommunications (Telephone/Wireless)                         2,000,495
    29,260   Pohang Iron and Steel Company, Ltd. (Steel)                                  1,674,659
    23,536   Samsung Company, Ltd., GDS+*** (Conglomerates)                                 100,028
     4,908   Samsung Electronics, Ltd. (F) (Electronics)                                    295,118
     1,096   Samsung Electronics, Ltd., GDR, Voting*** (Electronics) 43,992
        38   Samsung Electronics, Ltd., GDS (Electronics)                                     1,572
     5,992   Samsung Electronics, Ltd., Refunding 1/1/97 (Electronics)                      333,391
   128,276   Shinhan Bank (Banks)                                                         2,035,216
    29,868   Yukong, Ltd. (Oil)                                                             569,337
                                                                                         ----------
                                                                                          9,534,187
                                                                                         ----------

             MALAYSIA--13.5%
 1,200,000   Arab Malaysian Corporation (Diversified Financial Services)                  5,986,933
    53,000   Arab Malaysian Finance (F) (Diversified Financial Services)                    295,902
    70,000   Genting Berhad (Leisure Time)                                                  482,281
   313,000   Guinness Anchor Berhad (Food and Beverage)                                     768,402
   351,000   Hong Leong Bank Berhad** (Banks)                                             1,223,045
 2,486,000   IJM Corporation Berhad (Heavy Construction)                                  5,856,939
 3,315,000   IOI Corporation Oxygen, Inc. (Chemicals)                                     5,092,932
   538,000   Leader Universal Holdings Berhad (Telecommunications Equipment) 1,129,044
    78,000   Lingkaran Trans Kota Holdings Berhad+ (Real Estate)                            160,602
   418,000   Metacorp Berhad (Chemicals)                                                  1,067,551


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MOMTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
PORTFOLIO INVESTMENTS (CONTINUED)
DECEMBER 31, 1996 (UNAUDITED)
COMMON STOCKS--(CONTINUED)



        SHARES                                                               VALUE (NOTE 1)
             MALAYSIA (CONTINUED)
   492,000   New Straits Times (Newspaper/Publishing)                           $ 2,844,268
   104,000   Oriental Holdings Berhad (Auto/Auto Parts)                             708,295
   138,000   Powertek Berhad+ (Electric Utilities)                                  272,120
 1,058,000   Public Bank Berhad (F)** (Banks)                                     2,241,259
   162,000   Resorts World Berhad (Leisure Time)                                    737,676
   440,000   Renong Berhad (Heavy Construction)                                     780,519
   288,000   Tanjong PLC (Leisure Time)                                           1,151,772
   181,000   Telekom Malaysia Berhad** (Telecommunications/Other)                 1,612,552
   342,000   UMW Holdings Berhad (Auto/Auto Parts)                                1,597,941
   322,000   United Engineers Berhad (Heavy Construction)                         2,906,989
                                                                                -----------
                                                                                 36,917,022
                                                                                -----------
             MEXICO--3.4%
   865,686   Alfa S.A. de C.V. (Steel)                                            3,997,419
   282,300   Cementos Mexicanos S.A. CPO (Building Materials)                     1,011,288
   131,000   Empresas La Moderna S.A. de C.V. (Tobacco)                             640,689
    92,100   Grupo Radio Central S.A. de C.V., ADR+ (Broadcasting/Advertising)      633,188
   257,306   Industrias Penoles CPO (Metals and Mining)                             911,946
    60,000   Kimberly Clark de Mexico, Class A (Pulp and Paper)                   1,184,451
   136,000   San Luis Corporacion S.A. de C.V. (Metals and Mining)                  843,089
                                                                                -----------
                                                                                  9,222,070
                                                                                -----------
             MOROCCO--0.3%
    59,700   Banque Marocaine du Commerce Exterieur, GDR+*** (Banks)                932,663
                                                                                -----------
             PAKISTAN--0.4%
     3,031   Adamjee Insurance Company** (Insurance) 6,598
    33,500   DG Khan Cement+ (Building Materials)                                     7,731
     7,416   Engro Chemicals Pakistan (Chemicals)                                    24,887
   459,900   Fauji Fertilizer Company Ltd.+** (Agricultural Commodities)            774,534
     6,255   Nishat Textile Mills+ (Apparel and Textiles)                             2,497
       761   Pakistan International Airways (Airlines)                                  166
    22,305   Pakistan State Oil** (Oil)                                             144,140
                                                                                -----------
                                                                                    960,553
                                                                                -----------
             PERU--1.0%
    32,249   Credicorp, Ltd. (Banks) 596,607
   419,685   Enrique Ferreyros S.A. (Holding)                                       401,766
    34,100   Minas Buenaventura, ADR (Metals and Mining)                            581,831
    15,000   Telefonica del Peru S.A., ADR, Series B (Telephone/Networks)           283,125
   396,282   Telefonica del Peru S.A., Class B (Telephone/Networks)                 737,481
                                                                                -----------
                                                                                  2,600,810
                                                                                -----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
PORTFOLIO INVESTMENTS (CONTINUED)
DECEMBER 31, 1996 (UNAUDITED)
COMMON STOCKS--(CONTINUED)

     SHARES                                                                    VALUE (NOTE 1)
              PHILIPPINES--2.2%
  2,895,632   Aboitiz Equity Ventures+ (Conglomerates)                            $   291,765
  1,304,000   DMCI Holdings+ (Building Materials)                                     855,285
    310,738   Keppel Philippines Holdings, Inc., Class B (Shipping)                    35,445
     54,000   Manila Electric Company, Class B (Electric Utilities)                   441,445
369,730,911   Manila Mining, Class B (Metals and Mining)                              337,397
  8,833,350   Metro Pacific Inc., Class B (Conglomerates)                           2,183,147
    203,000   Music Semiconductors Corporation+ (Semiconductor)                       100,342
  2,960,000   Petron Corporation (Oil)                                              1,001,673
      8,133   Philippine Long Distance Telephone, ADR (Telephone/Long Distance)       414,783
  1,636,000   Republic Glass (Glass)                                                  317,247
    431,000   Uniwide Holdings, Inc.+ (Retail Trade)                                   85,217
                                                                                  -----------
                                                                                    6,063,746
                                                                                  -----------
              PORTUGAL--4.1%
     59,100   Banco Totta E Acores, SA (Banks)                                      1,114,533
     19,180   Capital Portugal Fund+ (Mutual Funds)                                 2,214,266
     21,363   Electricas Empresa Fabril de Maquinas (Electrical Equipment)            177,052
    282,600   Portucel Industries Empresa (Pulp and Paper)                          1,640,374
    162,980   Sonae InvestImentos (Conglomerates)                                   5,161,121
     14,250   Telecel-Comunicacaoes Pessoai, SA+ (Telecommunications/Wireless)        909,868
                                                                                  -----------
                                                                                   11,217,214
                                                                                  -----------
              RUSSIA--2.5%
     18,300   AO Mosenergo, ADS*** (Electric Utilities)                               564,326
     21,100   AO Mosenergo, Sponsored ADS (Electric Utilities)                        650,671
      9,152   Global Telesystems Group, Inc.** (Telephone/Networks)                   176,965
         86   Irkutskenegro, RDC+*** (Oilfield Equipment)                           2,399,400
         25   LukOil Company, RDC*** (Oil)                                          1,438,125
      5,100   Tatneft, ADR+ (Oil)                                                     235,875
     26,500   Tatneft, Sponsored ADS+*** (Oil)                                      1,272,000
                                                                                  -----------
                                                                                    6,737,362
                                                                                  -----------
              SINGAPORE--1.2%
  1,191,020   CDL Hotels International, Ltd. (Real Estate)                            681,397
    235,000   Far East Levingston (Heavy Construction)                              1,225,970
    177,000   Keppel Corporation, ORD (Shipping)                                    1,378,761
                                                                                  -----------
                                                                                    3,286,128
                                                                                  -----------
              SLOVAK REPUBLIC--0.3%
     37,000   VUB Kupon Fund+ (Mutual Funds)                                          693,985
                                                                                  -----------
              SOUTH AFRICA--6.1%
     20,900   Anglo American Gold Investment Company (Metals and Mining)            1,591,456
     63,700   Anglovaal, Ltd. (Conglomerates)                                       1,878,936
     71,830   Barlow, Ltd. (Building Materials)                                       637,158



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
PORTFOLIO INVESTMENTS (CONTINUED)
DECEMBER 31, 1996 (UNAUDITED)
COMMON STOCKS--(CONTINUED)

    SHARES                                                                        VALUE (NOTE 1)

             SOUTH AFRICA (CONTINUED)
   524,800   Clinic Holdings (Health Care)                                          $   549,646
 1,700,000   Highstone Property Fund (Real Estate)                                      472,374
 1,156,381   Lonrho (Conglomerates)                                                   2,456,862
     9,000   Pepsi International Bottlers+** (Food and Beverage)                        761,167
   163,800   Randgold and Exploration Company (Metals and Mining)                     1,111,606
   167,726   Sappi, Ltd. (Pulp and Paper)                                             1,505,716
   256,711   Sasol, Ltd. (Metals and Mining)                                          3,045,305
 3,041,227   South Africa Iron and Steel Industrial Corporation (Steel)               2,171,144
   374,875   Waltons Stationary Company (Retail Trade)                                  524,833
                                                                                    -----------
                                                                                     16,706,203
                                                                                    -----------
             SRI LANKA--0.1%
    38,900   Aitken Spence and Company (Conglomerates)                                   82,285
    21,600   Development Finance Corporation of Ceylon (Banks)                           97,091
                                                                                    -----------
                                                                                        179,376
                                                                                    -----------
             TAIWAN--5.2%
   179,000   Accton Technology Corporation+** (Computers and Office Equipment)          637,891
 2,415,320   Bank Sinopac** (Banks)                                                   2,617,329
   303,032   Cathay Life Insurance** (Insurance)                                      1,928,385
   750,000   China Development Corporation** (Diversified Financial Services)         2,290,909
 1,500,000   China Steel Corporation** (Steel)                                        1,407,273
 2,359,902   Pacific Construction** (Heavy Construction)                              2,016,643
   607,160   Taiwan Semiconductor Company** (Semiconductor)                           1,247,438
   382,200   Yageo Corporation+** (Electronics)                                         750,502
   116,126   Yageo Corporation, GDR+*** (Electronics)                                 1,161,550
                                                                                    -----------
                                                                                     14,057,920
                                                                                    -----------
             THAILAND--4.9%
    52,780   Ban Pu Coal Public Company, Ltd. (F) (Coal)                                979,618
   678,900   Bangkok Bank Public Company, Ltd., Series 2 (Banks)                      5,057,805
    25,200   Bangkok Insurance Public Company, Ltd. (F) (Insurance)                     357,670
   174,100   Central Pattana Public Company, Ltd. (F) (Real Estate)                     787,476
   143,900   CH Karnchang Public Company (F) (Heavy Construction)                       729,431
   595,500   Electricity Generation Power Company (F) (Electric Utilities)            1,625,400
   102,000   IFCT Finance and Securities PLC (F) (Securities Brokerage)                 276,417
   110,100   PTT Exploration and Production Public Company, LTD. (F) (Oil)            1,588,435
    62,900   Regional Container Lines (F) (Shipping) 608,251
    19,600   Siam Cement Public Company, Ltd. (F) (Building Materials)                  617,515
    25,300   Siam Cement Public Company, Ltd., Local Series 2 (Building Materials)      797,203
                                                                                    -----------
                                                                                     13,425,221
                                                                                    -----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
PORTFOLIO INVESTMENTS (CONTINUED)
DECEMBER 31, 1996 (UNAUDITED)
COMMON STOCKS--(CONTINUED)

       SHARES                                                          VALUE (NOTE 1)
                TURKEY--1.7%
    2,075,863   Efes Sinai Yatrium ve Ticaret** (Food and Beverage)      $     90,332
      147,600   Erciyas Biracilik ve Malt, ADS (Food and Beverage)            317,340
    4,463,499   Koc Holdings (Holding)                                        781,987
    1,183,000   Migros Turk T.A.S. (Retail Trade)                           1,445,343
    1,265,583   Tat Konserve (Food and Beverage)                              189,633
   13,347,631   Trakya Cam Sanayil (Glass)                                    676,920
    4,860,000   Turk Sise ve Cam (Glass)                                      515,353
   19,126,500   Yapi ve Kredi Bankasi A.S. (Banks)                            476,179
                                                                         ------------
                                                                            4,493,087
                                                                         ------------
                UKRAINE--0.2%
      232,000   Ukraine Enterprise Corporation+ (Mutual Funds)                516,666
                                                                         ------------
                VENEZUELA--1.1%
      443,333   Electricidad de Caracas (Electric Utilities)                  449,612
       95,300   Telefonos de Venezuela, ADR+ (Telephone/Networks)           2,680,313
                                                                         ------------
                                                                            3,129,925
                                                                         ------------
                VIETNAM--0.1%
       10,800   Southeast Asia Frontier Fund (Mutual Funds)                    54,000
        7,000   The Vietnam Frontier Fund+ (Mutual Funds)                      71,750
                                                                         ------------
                                                                              125,750
                                                                         ------------
                TOTAL COMMON STOCKS (COST $204,470,511)                   215,712,560
                                                                         ------------
PREFERRED STOCKS--13.9%

                BRAZIL--13.5%
  743,599,110   Banco Bradesco (Banks)                                      5,388,607
    1,367,000   Brahma (Food and Beverage)                                    747,239
   82,200,000   Cia Energetica de Minas Gerais (Electric Utilities)         2,800,385
   15,305,000   Electrobras, "B" (Electric Utilities)                       5,685,430
                396,000 Electropaulo "B" (Electric Utilities)                  58,499
        9,400   Kepler Weber S.A. + (Machinery and Tools)                      61,424
   18,300,000   Lojas Americanas (Retail Trade) 241,276
   21,340,000   Lojas Renner S.A. (Retail Trade)                              985,776
    1,437,000   Marcopolo S.A., Series B+ (Auto/Auto Parts)                   240,629
    4,760,000   Metalurgica E Shultz S.A. (Steel)                              80,166
   33,260,286   Petroleo Brasileiro (Oil)                                   5,297,447
   59,553,872   Telebras (Telephone/Networks)                               4,585,035
   10,600,000   Telec de Minas Gerais S.A. (Telephone/Regional-Local)       1,310,846
    3,990,000   Telec de Sao Paulo S.A. (Telephone/Regional-Local)            863,969
   18,349,150   Telec do Rio Janeiro S.A. (Telephone/Networks)              2,321,942
   51,110,000   Uniao de Bancos Brasileiros (Banks)                         1,667,432
1,423,000,000   Usiminas (Steel)                                            1,451,622
       90,056   Vale do Rio Doce (Metals and Mining)                        1,733,346
    2,628,000   Weg S.A. (Furniture)                                        1,239,265
                                                                         ------------
                                                                           36,760,335
                                                                         ------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
PORTFOLIO INVESTMENTS (CONTINUED)
DECEMBER 31, 1996 (UNAUDITED)
PREFERRED STOCKS--(CONTINUED)

        SHARES     VALUE (NOTE 1)
                KOREA--0.0%#
        3,638   Samsung Electronics, Ltd. (F) (Electronics)                             $    99,073
        1,096   Samsung Electronics, Ltd., Refunding 1/1/97 (Electronics)                    28,296
                                                                                        -----------
                                                                                            127,369
                                                                                        -----------
                PHILIPPINES--0.4%
       35,700   Philippine Long Distance Telephone, Convertible Preferred
                5.750% 12/31/49 (Telephone/Long Distance)                                 1,097,775
                                                                                        -----------
                TOTAL PREFERRED STOCKS (COST $29,670,308)                                37,985,479
                                                                                        -----------
CONVERTIBLE BONDS--0.7%
PRINCIPAL AMOUNT

                MALAYSIA--0.0%#
     $ 22,666   AMLN Loan Stock, 7.500% due 12/31/99 (Diversified Financial Services)        18,219
                                                                                        -----------
                PHILIPPINES--0.2%
      350,000   Metro Pacific, Inc., 2.500% due 04/11/03 (Conglomerates)                    371,000
                                                                                        -----------
                SOUTH AFRICA--0.2%
      590,000   Barlow, Ltd., 7.000% due 09/20/04*** (Building Materials)                   628,350
                                                                                        -----------
                THAILAND--0.3%
      740,000   Central Pattana Public Company, Ltd., 2.750% due 04/10/01 (Real Estate)     774,225
      180,000   Siam Sindhorn, 2.000% due 07/31/00*** (Real Estate)                         115,200
                                                                                        -----------
                                                                                            889,425
                                                                                        -----------
                TOTAL CONVERTIBLE BONDS (COST $2,012,115)                                 1,906,994
                                                                                        -----------
WARRANTS--0.7%
        SHARES
                CZECH REPUBLIC--0.0%#
       21,000   The Czech Value Fund, Warrants, Expire 09/13/98+ (Mutual Funds)              28,980
                                                                                        -----------
                MALAYSIA--0.7%
    1,223,000   Development and Commercial Bank Holdings Corporation, Warrants,
                Expire 12/27/99+ (Banks)                                                  1,840,190
                                                                                        -----------
                TOTAL WARRANTS (COST $1,440,213)                                          1,869,170
                                                                                        -----------




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
PORTFOLIO INVESTMENTS (CONTINUED)
DECEMBER 31, 1996 (UNAUDITED)

CORPORATE BOND--0.1% (COST $373,233)
PRINCIPAL AMOUNT

                    PHILIPPINES--0.1%
        $425,000    Ayala Land, Inc., Zero Coupon due 12/08/00 (Real Estate)                          $      370,281
                                                                                                       -------------

RIGHTS--0.0%# (COST $0)
        SHARES

                    ARGENTINA--0.0%#
        657,000 Astra Cia Argentina de Petroleo, Rights, Expire 01/10/97+ (Oil)                                    1
                                                                                                       -------------

REPURCHASE AGREEMENT--3.2% (COST $8,689,000)
PRINCIPAL AMOUNT

        $8,689,000  Agreement with Bear Stearns Companies Inc.,  Tri-Party, 7.500%
                    dated  12/31/96,  to be  repurchased  at  $8,692,620,  on 01/02/97, collateralized by $8,930,195 market value of U.S. Government securities,  having various maturities and various interest
                    rates                                                                                  8,689,000
                                                                                                       -------------

TOTAL INVESTMENTS (COST $246,655,380*)                                                          97.8%    266,533,485

OTHER ASSETS AND LIABILITIES (NET)                                                               2.2       5,926,067
                                                                                              ------   -------------
NET ASSETS                                                                                     100.0%  $ 272,459,552
--------------------                                                                          ------   -------------

*    Aggregate cost for Federal tax purposes.
** Illiquid Security or Special Situation Security ( See Note 5 to Financial Statements).
***  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.
#    Amount represents less than 0.1%.
+    Non-income producing security.


ABBREVATIONS:
ADR     American Depositary Receipt
ADS     American Depositary Share
(F)     Foreign or alien share.
GDR     Global Depositary Receipt
GDS     Global Depositary Share
ORD     Ordinary
RDC     Russian Depositary Certificate


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

ASSETS:
Investments, at value (Identified cost $246,655,380) (Note 1) ..............                       $ 266,533,485
Cash .......................................................................                           1,245,808
Foreign currency (Cost $4,814,497) .........................................                           4,749,795
Forward foreign currency exchange contracts to buy, at value
        (Contract cost $1,382,919) (Note 3) ................................                           1,384,484
Receivable for forward foreign currency
        exchange contracts to sell (Note 3) ................................                             413,375
Receivables:
        Investment securities sold .........................................                           2,274,956
        Shares of beneficial interest sold .................................                             859,390
        Dividends ..........................................................                             727,416
        Interest ...........................................................                              35,965
Other Assets:
        Other assets .......................................................                             319,740
        Organization costs (Note 1) ........................................                              15,830
        Total Assets .......................................................                         278,560,244
                                                                                                   =============

LIABILITIES:
Payable for forward foreign currency exchange contracts (Note 3) ...........   $   1,382,919
Forward foreign currency exchange contracts to sell, at value
        (Contract cost $413,375) (Note 3) ..................................         414,451
Payables:
        Investment securities purchased ....................................       4,163,682
        Custodian fees .....................................................          92,182
        Management fee .....................................................          13,962
        Adminstration fee ..................................................           3,176
        Trustees' fees and expenses ........................................           1,200
        Transfer agency and servicing fees .................................             952
        Accrued liabilities and expenses ...................................          28,168
                                                                               -------------
        Total Liabilities ..................................................                           6,100,692
                                                                                                   -------------
NET ASSETS .................................................................                       $ 272,459,552
                                                                                                   =============


NET ASSETS CONSIST OF:
        Distributions in excess of net investment income ...................                       $    (940,908)
        Accumulated net realized loss on securities sold, forward foreign
             currency exchange contracts and foreign currency transactions .                         (13,339,035)
        Net unrealized appreciation of investments, forward foreign currency exchange contracts, foreign currency transactions and net
             other assets ..................................................                          19,724,299
        Shares of beneficial interest ......................................                              56,978
        Additional paid-in capital .........................................                         266,958,218
                                                                                                   -------------
        NET ASSETS .........................................................                       $ 272,459,552
                                                                                                   =============
Net Asset Value, per share outstanding* ....................................                       $       47.82
                                                                                                   =============
Maximum offering price per share (Note 4) ($47.82/9925)
        (based on maximum investment expense reimbursement fee
        of 0.75% of the offering price) ....................................                       $       48.18
                                                                                                   =============

Number of Fund shares outstanding ..........................................                           5,697,799
                                                                                                   =============

* Redemption price per share is equal to Net Asset Value less any applicable investment expense reinbursement fee (Note 4).


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

NET INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $122,132) ...........                        $ 1,931,405
Interest ...........................................................                            351,621
                                                                                            -----------
Total Income .......................................................                          2,283,026

EXPENSES:
Management fee (Note 2) ............................................   $ 2,149,820
Custodian fees .....................................................       273,212
Administration fee (Note 2) ........................................        67,246
Legal and audit fees ...............................................        34,922
Transfer agency and servicing fees .................................         4,084
Trustees' fees and expenses ........................................         3,141
Amortization of organization costs (Note 1) ........................           304
Other ..............................................................        68,249
                                                                       -----------
Total Expenses .....................................................                          2,600,978
Fees deferred and/or waived by Manager and/or Administrator (Note 2)                           (913,125)
                                                                                            -----------
Net Expenses .......................................................                          1,687,853
                                                                                            -----------
NET INVESTMENT INCOME ..............................................                            595,173
                                                                                            -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
        Securities transactions ....................................                            326,872
        Forward foreign currency exchange contracts ................                           (216,914)
        Foreign currency transactions ..............................                             20,282
                                                                                            -----------
Net realized gain on investments during the period .................                            130,240
                                                                                            -----------
Net change in unrealized appreciation/(depreciation) of:
        Securities .................................................                         (4,955,544)
        Forward foreign currency exchange contracts ................                              9,062
        Foreign currency and net other assets ......................                           (129,986)
                                                                                            -----------
Net unrealized depreciation of investments during the period .......                         (5,076,468)
                                                                                            -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ....................                         (4,946,228)
                                                                                            -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............                        $(4,351,055)
                                                                                            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                    Six Months Ended
                                                                       12/31/96         Year Ended
                                                                      (Unaudited)        06/30/96
                                                                    -------------    -------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income ...........................................   $     595,173    $   2,593,039
Net realized gain on securities transactions, forward foreign currency exchange contracts and foreign currency
        transactions during the period ..........................         130,240          524,339
Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange contracts, foreign currency and
        net other assets during the period ......................      (5,076,468)      23,202,979
                                                                    -------------    -------------
Net increase/(decrease) in net assets resulting from operations .      (4,351,055)      26,320,357
Distributions to shareholders from net investment income ........      (2,730,875)        (169,409)
Net increase from beneficial interest transactions (Note 4) .....       8,663,522       58,061,496
                                                                    -------------    -------------
Net increase in net assets ......................................       1,581,592       84,212,444

NET ASSETS:
Beginning of period .............................................     270,877,960      186,665,516
                                                                    -------------    -------------
End of period (including (distributions in excess of net
investment income)/undistributed net investment income
of ($940,908) and $1,194,794, respectively) .....................   $ 272,459,552    $ 270,877,960
                                                                    =============    =============

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR THE YEAR OR PERIOD ENDED:

                                                        Six Months Ended
                                                        12/31/96
                                                        (Unaudited)   06/30/96  06/30/95++  06/30/94*
                                                        ---------------------------------------------
Net asset value--beginning of year                       $   49.09  $   44.61  $   43.71  $   50.00
                                                         ---------  ---------  ---------  ---------
Net investment income                                         0.10       0.50       0.13       0.09
Net realized and unrealized gain/(loss) on investments       (0.90)      3.93       0.67      (6.67)
Net increase/(decrease) in net assets resulting from
investment operations                                        (0.80)      4.43       0.80      (6.58)
Effect of redemption expense reimbursement fee                0.01       0.09       0.11       0.29
Distributions from net investment income                     (0.48)     (0.04)     (0.01)   --
Net asset value--end of year                             $   47.82  $   49.09  $   44.61  $   43.71
                                                         =========  =========  =========  =========
Total return **                                              (1.57)%    10.14%      2.09%    (12.58)%
                                                         =========  =========  =========  =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                       $ 272,460  $ 270,878  $ 186,666  $ 127,085
Ratio of net investment income to average net assets          0.44%+     1.16%      0.29%      0.47%+
Ratio of net expenses to average net assets                   1.25%+     1.29%      1.40%      1.40%+
Portfolio turnover rate                                         39%+       88%       101%        33%+
Average commission rate paid (a)                           $0.0005  $  0.0007        N/A        N/A
Net investment income/(loss) before deferral and/or
        waiver of fees by Manager and/or administrator      ($0.06)     $0.33     ($0.05)     $0.01
Ratio of expenses before deferral and/or waiver of fees
        by Manager and/or administrator                       1.93%+     1.70%      1.79%      1.81%+

----------------
* The Montgomery Institutional Series: Emerging Markets Portfolio commenced operations on December 17, 1993.
**    Total return represents aggregate total return for the periods indicated.
+     Annualized.
++ Per share numbers have been calculated using the monthly average shares method, which more appropriately represent the per share data for the year since the use of the undistributed method did not accord with results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE MONTGOMERY FUNDS II
NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:

   The Montgomery Funds II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of December 31, 1996, the Trust had two publicly offered series, the Montgomery Asset Allocation Fund and the Montgomery Institutional Series: Emerging Markets Portfolio.

   The Montgomery Funds II were organized as a Delaware business trust on September 8, 1993 and commenced operations with the Montgomery Institutional
   Series: Emerging Markets Portfolio. Prior to the public offerings of shares of each Fund, a limited number of shares were sold to Montgomery Asset Management, L.P. and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, no Fund had any significant operations prior to the date on which it commenced operations (i.e., commenced selling shares to the public).

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Information presented in these financial statements pertains only to the Montgomery Institutional
   Series: Emerging Markets Portfolio (the "Fund"). The financial statements for the Montgomery Asset Allocation Fund have been presented under separate cover.

   The following is a summary of significant accounting policies.

   a. PORTFOLIO VALUATION

      The Fund's securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and in the case of fixed income securities, the mean between the closing bid and asked price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

      Securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will have their value translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated value of such securities.

      Short-term securities with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

   b. REPURCHASE AGREEMENTS

      The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund writes a financial contract with a counterparty and takes possession of a government or other debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

   c. FOREIGN CURRENCY

      Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

THE MONTGOMERY FUNDS II
NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)
(continued)

   d. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

      The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

      When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts have been used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   e. DIVIDENDS AND DISTRIBUTIONS

      Dividends from net investment income of the Fund are declared and paid annually.

      Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

   f. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

      Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

   g. FEDERAL INCOME TAX

      The Fund has qualified and it is the intention of the Fund to continue to qualify and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes.

   h. ORGANIZATION COSTS

      Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from the commencement of operations.

   i. EXPENSES

      Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned between the Funds in the Trust.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

   a. Montgomery Asset Management, L.P. is the Fund's Manager (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The general partner of the Manager is Montgomery Asset Management, Inc. Montgomery Securities, and certain of its principals are affiliates of the Manager. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

      Pursuant to an investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transac-

THE MONTGOMERY FUNDS II
NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)
(continued)

      tions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) based upon the average daily net assets of the Fund, at an effective annual rate of 1.60% of average daily net assets before any deferral of fees for the six months ending December 31,1996. (the effective rate including the effect of current period fee deferral was 0.96% for the six months ending December 31, 1996.) The Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operatng expenses (on a calendar year), exclusive of interest or taxes, at or below the lesser of 1.25% of average daily net assets or the maximum allowed by applicable state expense limitations. Any reductions made for the Fund by the Manager in its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery. For the six months ending December 31,1996, the Manager recouped fees of $828,433, which were deferred during prior fiscal year. These amounts have been included with current year management fees in the Statement of Operations and are part of the effective rate above.

      For the six months ended December 31,1996, the Manager has deferred fees of $864,670.

      As of December 31,1996, the deferred management fee subject to recoupment is $864,670.

   b. Montgomery Asset Management, L.P., serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at an annual rate of 0.05% of average daily net assets. For the six months ended December 31, 1996, the Administrator has voluntarily waived fees of $48,455. This waiver is not recoupable by the Administrator.

   c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee of the Montgomery Funds II who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all three Trusts advised by the Manager ($5,000 of which was allocated to the Montgomery Funds II).

   d. The Fund has no sales load and does not pay distribution (Rule 12b-1) fees to its distributor. Therefore, Montgomery Securities has received no direct compensation for serving as the Fund's principal underwriter and distributor.

   e. For the six months ended December 31, 1996, the Fund's securities transactions generated commissions of $1,007,453, none of which was paid to Montgomery Securities.

3. SECURITIES TRANSACTIONS:

   a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 1996, were $105,670,296 and $99,703,070, respectively.

   b. At December 31, 1996, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $37,049,865 and $17,171,760, respectively.

   c. The schedules of forward foreign currency exchange contracts at December 31,1996 were as follows:

                                                                CONTRACT VALUE DATE      VALUE (NOTE 1)
      Forward Foreign Currency Exchange Contracts to Buy:
                    877,490    Malaysian Ringgit                      01/02/97             $  347,450
                  4,719,828    Hong Kong Dollars                      01/03/97                610,232
                 19,864,879    Portuguese Escudo                      01/03/97                128,118
                    638,449    Malaysian Ringgit                      01/07/97                252,767
                    115,992    Malaysian Ringgit                      01/09/97                 45,917
                                                                                           ----------

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO BUY
      (CONTRACT COST $1,382,919)                                                           $1,384,484
                                                                                           ----------
Forward Foreign Currency Exchange Contracts to Sell:
                    901,332    Malaysian Ringgit                      01/02/97             $  356,890
                 14,201,968    Greek Drakma                           01/03/97                 57,561
                                                                                           ----------
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL
        (CONTRACT COST $413,375)                                                           $  414,451
                                                                                           ----------

THE MONTGOMERY FUNDS II
NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)
(continued)


4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

      The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                                 SIX MONTHS ENDED
                                                 DECEMBER 31, 1996           YEAR ENDED JUNE 30, 1996
                                                ------------------------------------------------------
                                                SHARES        AMOUNT          SHARES         AMOUNT
                                                ---------   ----------      --------      ------------
     Shares Sold                                135,256     $6,589,321      1,525,175     $66,963,824
     Issued as reinvestment of dividends         44,511      2,074,201          3,176         129,186
     Shares redeemed                               --             --         (194,803)     (9,031,514)
                                                -------     ----------      ---------     -----------
     NET INCREASE                               179,767     $8,663,522      1,333,548     $58,061,496
                                                -------     ----------      ---------     -----------



      To the extent consistent with certain tax requirements, investment expense reimbursement fees and redemption expense reimbursement fees of 0.75% may be imposed on the purchase or redemption of Fund shares. Payment of such fees reflected in the dollar amount above are paid in cash. This adjustment is not a sales charge. It is kept in the Fund for the benefit of all shareholders. The purpose of the adjustment is to prevent the performance of the Fund from being adversely affected by the transaction costs created by the investment of cash received by the Fund or the sale of securities to obtain cash.

5. ILLIQUID AND SPECIAL SITUATION SECURITIES:

      The Fund may not invest more than 15% of its net assets in illiquid securities. The following securities have been determined by the Manager to be illiquid because they are restricted or there is an exceptionally low trading volume in the primary trading market for the security at December 31,1996.


                                    ACQUISITION                  12/31/96     VALUE               % OF TOTAL
                                        DATE        SHARES     MARKET VALUE  PER SHARE    COST    NET ASSETS
                                   -------------    ------     ------------  ---------    ----    ----------
     Accton Technology Corporation    12/19/96       179,000  $    637,891   $ 3.56   $  602,575     0.23%
     Bank Sinopac                     07/03/96     2,415,320     2,617,329     1.08    2,204,269     0.96
     Cathay Life Insurance            07/21/95       303,032     1,928,385     6.36    1,546,834     0.71
     China Development Corporation    09/12/96       750,000     2,290,909     3.05    2,077,479     0.84
     China Steel Corporation          05/22/96     1,500,000     1,407,273     0.94    1,416,431     0.52
     Efes Sinai Yatrium ve Ticaret    07/12/94     2,075,863        90,332     0.04      123,129     0.03
     Global Telesystems Group, Inc.   06/17/94         9,152       176,965     19.3       98,177     0.06
     Pacific Construction             05/08/96     2,359,902     2,016,643     0.85    1,907,846     0.74
     Pepsi International Bottlers     12/27/95         9,000       761,167    84.57      900,000     0.28
     Taiwan Semiconductor Company     05/23/95       607,160     1,247,438     2.05    1,316,646     0.46
     Yageo Corporation                04/15/96       382,200       750,502     1.96      504,987     0.28
                                                               -----------                           ----
                                                               $13,924,834                           5.11%
                                                               ===========                           ====


      In addition, certain of the foreign currency at December 31, 1996, may be illiquid because conversion to U.S. dollars could take more than seven days. The following securities held by the Fund on December 31,1996 are generally unrestricted securities for which reliable market prices can be established. These securities are valued at their market prices. However, because the process of re-registering foreign securities in the Fund's name can take more than seven days, the following shares of each of these securities were deemed restricted or illiquid in the hands of the Fund at December 31,1996. The Fund bears the cost of re-registering these securities:

THE MONTGOMERY FUNDS II
NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)
(continued)


                                       ACQUISITION               12/31/96        VALUE                   % OF TOTAL
                                          DATE         SHARES  MARKET VALUE    PER SHARE     COST         NET ASSETS
                                      ------------     ------  ------------   ----------   ---------      ----------
     Adamjee Insurance Company          06/18/96          200   $      435   $   2.18     $      675        0.00%#
     Carrier Aircon, Ltd.               11/05/96       10,200       50,644       4.97         50,528        0.02
     Fauji Fertilizer Company Ltd.      11/27/96      459,900      774,534       1.68        803,221        0.28
     Floatglass                         01/29/96          700          389       0.56            847        0.00#
     Hanjaya Mandala Sampoerna (F)      03/15/96      153,001      816,178       5.33      1,393,395        0.30
     HDFC Bank, Ltd.                    07/16/96        2,800        3,144       1.12          3,054        0.00#
     Hong Leong Bank Berhad             12/09/96      351,000    1,223,045       3.48      1,218,913        0.45
     Housing Development and
          Finance Corporation           02/05/96           44        2,764      62.82          3,228        0.00#
     Indian Hotels Company, Ltd.        10/14/96           48          949      19.76            938        0.00#
     Indorama (F)                       11/19/96          240          233       0.97            223        0.00#
     Industrial Credit and Investment
          Corporation                   05/08/96        1,216        1,992       1.64          3,748        0.00#
     Lippo Bank (F)                     11/20/96      217,000      211,304       0.97        176,590        0.08
     Mahanagar Telephone Nigam, Ltd.    11/25/96       23,900      158,000       6.61        127,188        0.06
     Pakistan State Oil                 12/16/96        9,312       60,176       6.46         53,422        0.02
     Public Bank Berhad (F)             12/26/96      723,000    1,531,598       2.12      1,360,771        0.57
     State Bank of India                03/26/96        4,150       26,220       6.32         27,890        0.01
     Tata Engineering and Locomotive
          Company, Ltd.                 05/06/96        6,640       62,418       9.40         92,421        0.02
     Telekom Malaysia Berhad            08/21/96      181,000    1,612,552       8.91      1,601,473        0.59
                                                                ----------                                  ----
                                                                $6,536,575                                  2.40%
                                                                ==========                                  ====
 ---------

# Amount represents less than 0.01%.

6. Foreign Securities:

   The Fund purchases securities in emerging market countries. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include re-evaluation of currencies, less reliable information about issuers, different securities transactions clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

7. Capital Loss Carry Forward:

   At June 30, 1996, the Fund had available for federal income tax purposes unused capital losses of $4,067,977 expiring in 2002 and $8,872,589 expiring in 2004. Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. In the fiscal year ended June 30, 1996, the Portfolio elected to defer losses of $703,814 occurring between November 1, 1995 and June 30, 1996.

   Such deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 1997.